Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2019
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2018 and June 30, 2019:

	December 31, 2018	June 30, 2019
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$(70,600)	$(69,750)
Less: current portion of deferred financing costs	1,743	1,923

Current portion of secured term loan facilities, net of deferred financing costs	$(68,857)	$(67,827)

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	$(605,138)	$(622,276)
Less: non-current portion of deferred financing costs	5,462	5,703

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$(599,676)	$(616,573)

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2018 and June 30, 2019:

	December 31, 2018	June 30, 2019
	(in thousands)
Senior Secured Bond
Total NOK 600 million Bond, translated at prevailing rate	$(69,337)	$(70,289)
Less deferred financing costs	959	978

Total Bond, net of deferred financing costs	$(68,378)	$(69,311)

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs at December 31, 2018 and June 30, 2019:

	December 31, 2018	June 30, 2019
	(in thousands)
Senior Unsecured Bond
Total Bond	$(100,000)	$(100,000)
Less deferred financing costs	961	734

Total Bond, net of deferred financing costs	$(99,039)	$(99,266)